Pensions - Defined benefit obligation (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan As Recognized In The Statement Of Financial Position [Abstract]
Present value of the defined benefit obligation	$ 1,971	$ 1,481	$ 1,128
Fair value of plan assets	1,614	1,266	963
Net pension obligation	357	215	165
Remeasurement loss	182	211	60
Net balance sheet recorded pension liability December 31	$ 539	$ 425	$ 225